INCOME TAX - Schedule of Income Tax Reconciliation (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income before taxes excluded loss entities	$ (549)	$ 0
PRC statutory tax rate	25.00%	25.00%
Expected income tax (benefit)	$ (137)	$ 0
Tax effect of non-deductible expenses/ other permanent differences	885	0
Income tax expense	$ 748	$ 0